Financial risk management and derivatives - Disclosure of Short-term Deposits by Counterparty Credit Rating (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Short term deposits	$ 234	$ 4
AAA credit rating [member]
Disclosure of credit risk exposure [line items]
Short term deposits	76
AA Minus Credit Rating [member]
Disclosure of credit risk exposure [line items]
Short term deposits	70
A credit rating [member]
Disclosure of credit risk exposure [line items]
Short term deposits	$ 88